Consolidated Statements of Equity (USD $) In Thousands, unless otherwise specified	Total	Preferred Stock	Common Stock	Capital in Excess of Par Value	Treasury Stock	Cumulative Net Income	Accumulated Distributions [Member]	Accumulated Other Comprehensive Income	Other Equity	Noncontrolling Interests
Balances at beginning of period at Dec. 31, 2008	$ 3,238,285	$ 289,929	$ 104,635	$ 3,204,690	$ (5,145)	$ 1,354,400	$ (1,723,819)	$ (1,113)	$ 4,105	$ 10,603
Comprehensive income:
Net income	192,927					193,269				(342)
Other comprehensive income:
Unrealized gain (loss) on equity investments	487							487
Unrecognized SERP actuarial gain (loss)	277							277
Cash flow hedge activity	(2,542)							(2,542)
Comprehensive Income	191,149
Contributions by noncontrolling interests	2,255									2,255
Distributions to noncontrolling interests	(2,104)									(2,104)
Amounts related to issuance of common stock from dividend reinvestment and stock incentive plans, net of forfeitures	65,037		1,751	66,690	(2,474)				(930)
Proceeds from issuance of common stock	645,039		16,969	628,070
Proceeds from issuance of preferred stock	0
Equity component of convertible debt	0
Redemption of preferred stock	0
Conversion of preferred stock	0	(1,246)	30	1,216
Option compensation expense	1,629								1,629
Cash dividends paid:
Common stock cash dividends	(311,760)						(311,760)
Preferred stock cash dividends	(22,079)						(22,079)
Balances at end of period at Dec. 31, 2009	3,807,451	288,683	123,385	3,900,666	(7,619)	1,547,669	(2,057,658)	(2,891)	4,804	10,412
Comprehensive income:
Net income	128,884					128,527				357
Other comprehensive income:
Unrealized gain (loss) on equity investments	54							54
Unrecognized SERP actuarial gain (loss)	(199)							(199)
Cash flow hedge activity	(8,063)							(8,063)
Comprehensive Income	120,676
Contributions by noncontrolling interests	166,421			43,640						122,781
Distributions to noncontrolling interests	(3,301)									(3,301)
Amounts related to issuance of common stock from dividend reinvestment and stock incentive plans, net of forfeitures	95,522		2,300	97,696	(3,733)				(741)
Proceeds from issuance of common stock	905,386		21,131	884,255
Proceeds from issuance of preferred stock	0
Equity component of convertible debt	(9,689)			(9,689)
Equity consideration in business combinations	19,388	16,667		2,721
Redemption of preferred stock	(165)	(165)
Conversion of preferred stock	0	(13,518)	339	13,179
Option compensation expense	1,634								1,634
Cash dividends paid:
Common stock cash dividends	(348,578)						(348,578)
Preferred stock cash dividends	(21,645)						(21,645)
Balances at end of period at Dec. 31, 2010	4,733,100	291,667	147,155	4,932,468	(11,352)	1,676,196	(2,427,881)	(11,099)	5,697	130,249
Comprehensive income:
Net income	214,019					217,610				(3,591)
Other comprehensive income:
Unrealized gain (loss) on equity investments	(122)							(122)
Unrecognized SERP actuarial gain (loss)	(2,115)							(2,115)
Cash flow hedge activity	1,408							1,408
Comprehensive Income	213,190
Contributions by noncontrolling interests	71,829			6,468						65,361
Distributions to noncontrolling interests	(38,136)									(38,136)
Amounts related to issuance of common stock from dividend reinvestment and stock incentive plans, net of forfeitures	138,207		2,895	138,989	(2,183)				(1,494)
Proceeds from issuance of common stock	2,006,351		42,249	1,964,102
Proceeds from issuance of preferred stock	696,437	718,750		(22,313)
Equity component of convertible debt	0
Equity consideration in business combinations	0
Redemption of preferred stock	0
Conversion of preferred stock	0
Option compensation expense	1,917								1,917
Cash dividends paid:
Common stock cash dividends	(483,746)						(483,746)
Preferred stock cash dividends	(60,502)						(60,502)
Balances at end of period at Dec. 31, 2011	$ 7,278,647	$ 1,010,417	$ 192,299	$ 7,019,714	$ (13,535)	$ 1,893,806	$ (2,972,129)	$ (11,928)	$ 6,120	$ 153,883